RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [Abstract]
Disclosure of detailed information about transactions between related parties [Table Text Block]
	Year ended December 31,
	2023	2022
Salaries and fees	$1,718	$1,304
Share-based payments	1,560	2,096
	$3,278	$3,400